UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 70.0%	Shares	Value (000)
The New Economy Fund, Class R-6	6,638,949	$245,309
New Perspective Fund, Class R-6	10,178,423	368,052
New World Fund, Inc., Class R-6	4,573,165	245,304
		858,665
Growth-and-income funds 30.0%
Capital World Growth and Income Fund, Class R-6	7,980,169	367,966
Total investment securities 100.0% (cost: $1,193,939,000)		1,226,631
Other assets less liabilities 0.0%		(468)
Net assets 100.0%		$1,226,163
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$47,298
Gross unrealized depreciation on investment securities	(14,749)
Net unrealized appreciation on investment securities	32,549
Cost of investment securities	1,194,082
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 70.0%	Shares	Value (000)
AMCAP Fund, Class R-6	25,063,583	$694,011
EuroPacific Growth Fund, Class R-6	12,155,153	578,342
SMALLCAP World Fund, Inc., Class R-6	7,665,238	347,005
		1,619,358
Growth-and-income funds 30.0%
Fundamental Investors, Class R-6	13,661,626	694,011
Total investment securities 100.0% (cost: $2,236,234,000)		2,313,369
Other assets less liabilities 0.0%		(765)
Net assets 100.0%		$2,312,604
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$86,317
Gross unrealized depreciation on investment securities	(9,374)
Net unrealized appreciation on investment securities	76,943
Cost of investment securities	2,236,426
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 20.0%	Shares	Value (000)
The Growth Fund of America, Class R-6	18,926,479	$798,319
Growth-and-income funds 39.9%
Capital World Growth and Income Fund, Class R-6	17,228,048	794,385
The Investment Company of America, Class R-6	21,852,417	794,554
		1,588,939
Equity-income and Balanced funds 24.9%
Capital Income Builder, Class R-6	16,626,293	993,754
Fixed income funds 15.2%
Capital World Bond Fund, Class R-6	30,302,497	606,353
Total investment securities 100.0% (cost: $3,823,061,000)		3,987,365
Other assets less liabilities 0.0%		(1,500)
Net assets 100.0%		$3,985,865
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$183,059
Gross unrealized depreciation on investment securities	(18,847)
Net unrealized appreciation on investment securities	164,212
Cost of investment securities	3,823,153
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Balanced PortfolioSM
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth funds 19.6%	Shares	Value (000)
New Perspective Fund, Class R-6	16,438,870	$594,429
Growth-and-income funds 26.5%
Capital World Growth and Income Fund, Class R-6	8,846,065	407,892
Washington Mutual Investors Fund, Class R-6	9,985,023	395,906
		803,798
Equity-income and Balanced funds 29.9%
American Balanced Fund, Class R-6	29,874,323	729,830
American Funds Global Balanced Fund, Class R-6	5,876,255	177,933
		907,763
Fixed income funds 24.0%
The Bond Fund of America, Class R-6	55,791,195	729,749
Total investment securities 100.0% (cost: $2,872,212,000)		3,035,739
Other assets less liabilities 0.0%		(1,342)
Net assets 100.0%		$3,034,397
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$163,550
Gross unrealized depreciation on investment securities	(154)
Net unrealized appreciation on investment securities	163,396
Cost of investment securities	2,872,343
American Funds Portfolio Series — American Funds Balanced Portfolio — Page 4 of 9

American Funds Income PortfolioSM
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth-and-income funds 19.8%	Shares	Value (000)
American Mutual Fund, Class R-6	14,490,347	$524,841
Equity-income and Balanced funds 39.7%
Capital Income Builder, Class R-6	8,781,000	524,840
The Income Fund of America, Class R-6	24,488,187	524,782
		1,049,622
Fixed income funds 40.5%
American High-Income Trust, Class R-6	49,843,430	534,820
U.S. Government Securities Fund, Class R-6	37,489,674	536,852
		1,071,672
Total investment securities 100.0% (cost: $2,530,902,000)		2,646,135
Other assets less liabilities 0.0%		(1,240)
Net assets 100.0%		$2,644,895
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
U.S. Government Securities Fund, Class R-6	34,598,326	2,891,348	—	37,489,674	$1,410	$536,852
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$142,027
Gross unrealized depreciation on investment securities	(26,898)
Net unrealized appreciation on investment securities	115,129
Cost of investment securities	2,531,006
American Funds Portfolio Series — American Funds Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Income PortfolioSM
Investment portfolio
January 31, 2015
unaudited
Fund investments Growth-and-income funds 49.6%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	3,150,818	$145,284
Washington Mutual Investors Fund, Class R-6	3,664,040	145,279
		290,563
Tax-exempt fixed income funds 50.4%
American High-Income Municipal Bond Fund, Class R-6	9,333,718	147,473
The Tax-Exempt Bond Fund of America, Class R-6	11,099,476	147,401
		294,874
Total investment securities 100.0% (cost: $551,083,000)		585,437
Other assets less liabilities 0.0%		(149)
Net assets 100.0%		$585,288
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$33,951
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	33,951
Cost of investment securities	551,486
American Funds Portfolio Series — American Funds Tax-Advantaged Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM
Investment portfolio
January 31, 2015
unaudited
Fund investments Fixed income funds 100.0%	Shares	Value (000)
The Bond Fund of America, Class R-6	10,569,227	$138,245
Intermediate Bond Fund of America, Class R-6	20,166,461	276,079
Short-Term Bond Fund of America, Class R-6	27,524,879	276,075
Total investment securities 100.0% (cost: $687,065,000)		690,399
Other assets less liabilities 0.0%		(324)
Net assets 100.0%		$690,075
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
Short-Term Bond Fund of America, Class R-6	26,145,563	1,685,713	306,397	27,524,879	$669	$276,075
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,684
Gross unrealized depreciation on investment securities	(679)
Net unrealized appreciation on investment securities	2,005
Cost of investment securities	688,394
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
January 31, 2015
unaudited
Fund investments Tax-exempt fixed income funds 100.0%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,515,959	$170,359
The Tax-Exempt Bond Fund of America, Class R-6	5,499,878	73,038
Total investment securities 100.0% (cost: $242,003,000)		243,397
Other assets less liabilities 0.0%		(91)
Net assets 100.0%		$243,306
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2015 (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	9,396,458	1,315,024	195,523	10,515,959	$1,069	$170,359
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,149
Gross unrealized depreciation on investment securities	(784)
Net unrealized appreciation on investment securities	365
Cost of investment securities	243,032
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2015, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-900-0315O-S42264	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Portfolio Series’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Portfolio Series’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2015